Average Annual Total Returns{- Fidelity Advisor Freedom® 2025 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2025 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0551 Past 1 year	F0551 Past 5 years	F0551 Past 10 years
Total	7.29%	8.60%	7.18%	5.48%	6.84%	5.62%	5.12%	6.35%	5.29%	9.58%	8.84%	7.17%	12.04%	9.09%	7.02%	14.15%	10.18%	8.09%	14.26%		11.14%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	13.56%	10.13%	8.87%

[1]	(a)Since inception October 2, 2018.